Restructuring, Impairment and Plant Closing and Transition Costs - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended			60 Months Ended
	May 31, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2024
Restructuring, impairment and plant closing costs
Restructuring and related cost accelerated depreciation			$ 5,000,000	$ 32,000,000	$ 22,000,000
Restructuring and related costs cash charges			21,000,000	25,000,000	25,000,000
Proceeds from sale of businesses/assets			10,000,000	6,000,000	0
Loss (gain) on disposal of assets			(10,000,000)	5,000,000	0
Proceeds from divestiture of businesses	$ 6,000,000
Loss on disposition of business	$ (2,000,000)
South Africa | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring expense (benefit)			0	1,000,000	1,000,000
Proceeds from sale of businesses/assets		$ 6,000,000
Loss (gain) on disposal of assets		$ 6,000,000
Calais, France | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring expense (benefit)			9,000,000	5,000,000	8,000,000
Additional restructuring charges remaining			10,000,000
Pori, Finland | Titanium Dioxide
Restructuring, impairment and plant closing costs
Plant shut down costs			37,000,000
Beltsville, Maryland | Performance Additives
Restructuring, impairment and plant closing costs
Restructuring expense (benefit)			0	0	2,000,000
Facility closing | Duisburg, Germany
Restructuring, impairment and plant closing costs
Additional restructuring charges remaining			5,000,000
Facility closing | Duisburg, Germany | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring expense (benefit)			10,000,000	30,000,000
Restructuring and related cost accelerated depreciation				20,000,000
Employee benefits				10,000,000
Restructuring and related costs cash charges				10,000,000
Restructuring reserve other non-cash charges (credits) net				20,000,000
Additional restructuring charges remaining			3,000,000
Facility closing | Duisburg, Germany | Performance Additives
Restructuring, impairment and plant closing costs
Additional restructuring charges remaining			2,000,000
Facility closing | Calais, France | Titanium Dioxide
Restructuring, impairment and plant closing costs
Plant shut down costs			5,000,000
Facility closing | Pori, Finland | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring expense (benefit)			49,000,000	19,000,000	17,000,000
Restructuring and related cost accelerated depreciation			5,000,000	12,000,000	20,000,000
Employee benefits			2,000,000	2,000,000	5,000,000
Restructuring and related costs cash charges			7,000,000	7,000,000	11,000,000
Restructuring reserve other non-cash charges (credits) net			5,000,000	12,000,000	6,000,000
Additional restructuring charges remaining			39,000,000
Plant shut down costs			5,000,000
Restructuring and related cost incurred cost			12,000,000
Accrued liabilities			14,000,000
Liabilities noncurrent			$ 23,000,000
Write off of other assets				$ 5,000,000	6,000,000
Gain on restructuring					$ 14,000,000
Facility closing | Pori, Finland | Titanium Dioxide | Forecast
Restructuring, impairment and plant closing costs
Restructuring and related cost accelerated depreciation						$ 4,000,000
Employee benefits						3,000,000
Restructuring and related costs cash charges						33,000,000
Restructuring reserve other non-cash charges (credits) net						6,000,000
Plant shut down costs						30,000,000
Write off of other assets						$ 2,000,000